BANK LOANS (Details)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	May 31, 2022 CNY (¥)	May 31, 2022 USD ($)
Bank Loans
Loan outstanding amount | ¥				¥ 1,000,000
China Construction Bank
Bank Loans
Fixed interest rate (in percent)	3.00%
Maximum borrowing capacity					¥ 30,000,000	$ 4,600,000
China Construction Bank | Chengdu QLS and subsidiaries
Bank Loans
Land use for credit	$ 276,000
Loan Agreement With Chengdu Agriculture And Commercial Bank | Chengdu QLS and subsidiaries
Bank Loans
Loan agreement amount		¥ 3,500,000	$ 500,000
Fixed interest rate (in percent)		3.90%	3.90%
Land use for credit	$ 637,000